(LOGO)
                                  AQUINAS FUNDS

                            ------------------------
                                 ANNUAL REPORT
                            ------------------------

                            THE AQUINAS FUNDS, INC.
                                 1-800-423-6369

                            ------------------------
                               December 31, 1998
                            ------------------------

AQUINAS FUNDS
--------------------------------------------------------------------------------

DEAR                                                               FEBRUARY 1999
SHAREHOLDER:

HAPPY BIRTHDAY TO US!
At the end of 1998, the Aquinas Funds celebrated five years of successful Catholic values investing. The Funds have proven that it was possible to earn competitive returns and invest in a Catholic manner at the same time. We are thankful to the thousands of investors and Catholic organizations that are willing to put their money where their values are. You have harvested the financial results and witnessed that corporations can change for the better.

Over the years, each of our Funds has received good ratings from various financial and social rating organizations. Investors can visit our web site at www.aquinasfunds.com and obtain detailed information on current events involving the Funds.

Our shareholders will remember 1998 as the year of the roller coaster markets and social investing success stories.

Traditional measures of value were thrown aside as investors experienced a real financial panic in the later months of the summer and through the early fall. It seems that many investors were perplexed by uncertainty and sought safety by investing in only the largest companies. News-papers had headlines aplenty about the Asian flu, hedge funds, Long Term Capital hedge fund, Federal Reserve involvement in market stabilization efforts, etc. And the financial results were masked by the market gains of only a few companies that played a major role in the most reported market indices such as the S&P 500 and the Dow Jones 30 Industrials. The S&P 500 is a market value weighted index (stock price multiplied by the number of shares outstanding), with each stock's weight in the Index proportionate to its market value.

Most investors may not realize that many stock indices were down on an unweighted basis in 1998: The AMEX was down 27%, the NASDAQ was down 20%, and the NYSE was down 13%. We feel good that all of our returns were positive for the year ended December 31, 1998.

AQUINAS FUNDS
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The gap between value stocks and growth stocks achieved an all-time high in
1998. This benefited our Equity Growth Fund, which was 50% large cap growth stocks. This gap also reduced returns on the Equity Income and Balanced Funds in 1998; however, history has shown that the popularity of value and growth stocks tends to shift. While indices such as the S&P 500 have shown good gains, fewer than 50 stocks really produced the results in 1998. We at Aquinas believe that it may be more prudent to be diversified over a larger range of investments. When the markets were in free fall in August and September, we reminded our investors that we do not try to time the markets. As a result, the Equity and Balanced Funds held minimal money market instruments when the market rise began to occur.

Regarding the Catholic values social issues, we are pleased to report that a major bank has broken the "glass ceiling" for female employees and has begun considering females for senior positions in the bank. In fact, a woman was hired to head their marketing department. The same is true for a large industrial corporation. While it is hard to believe that a "glass ceiling" could still exist at a major corporation, these situations do exist. After seven months of pressure and communications, the CEO has assured us that they will aggressively mentor existing female employees to prepare them for upper management. Furthermore, they promoted a female to a senior operating position at year-end.

Articles appearing in 1998 identified the Aquinas Funds as a major reason that the French abortion pill (RU-486) has not been widely available in the U.S., even though the FDA approved it more than two years ago. While we do not know how many babies have been saved, we believe that it is in the tens of thousands. As shareholders, you helped make this possible. However, there are now Internet web sites that encourage pro-abortion forces to write the drug companies to reverse the decisions they made to stay out of the abortion pill business. We are staying vigilant on this issue.

Corporate donations to Planned Parenthood are an area of concern to us. In 1998, our investment advisor, Aquinas Investment Advisors, Inc., began support of the St. Antoninus Institute, which tracks the support of corporate donations to Planned Parenthood. Aquinas Investment

AQUINAS FUNDS
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Advisors, Inc. will work with the institute to utilize its experience in reducing or eliminating contributions to Planned Parenthood.

Although tobacco is not on the investing guidelines list of the National Conference of Catholic Bishops, we do work on tobacco issues in support of Catholic religious communities that are concerned about tobacco use by minors. We filed a shareholder proposal with two billboard companies in our portfolio to eliminate their acceptance of tobacco advertising directed to children. I am pleased to report that we achieved our objectives.

Sometimes we are asked why we have The Walt Disney Company in our portfolio. At present, we only have 1,000 shares. The Securities and Exchange Commission requires that we own a stock for more than one year before we can file a shareholder proposal; therefore, we own shares in the event that we may wish to file a shareholder proposal. So far, our objectives with Disney have been achieved on three issues and we have not needed this leverage yet. At present, Disney has a Catholic priest on their Board of Directors, they are actively participating toward the improvement of "sweatshop manufacturing", and their ABC-TV unit participates in the TV ratings system. All of this has been achieved through active involvement of ourselves and others as shareholders. Please remember that as a shareholder, you are an owner of the company; and, as an owner, you can achieve results.

While the first five years were very successful for us, we look forward to the next five years. Thank you for investing with us.

Sincerely,


/s/ Frank Rauscher
Frank Rauscher
President and Treasurer

AQUINAS FUNDS
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AQUINAS FIXED INCOME FUND

The Aquinas Fixed Income return of 7.17% net of all expenses finished below the benchmark Lehman Brothers Government/Corporate Bond Index of 9.47%. And, while investment-grade corporate bonds usually offer the most attractive risk/reward results over time, 1998 was one of those years when the flight to the highest quality, U.S. government securities, was caused by unusual events referred to mainly as "the Asian flu". Thus, we did well in the face of the flight of monies into U.S. Treasury securities. We continue to believe that high quality corporate bonds offer the most attractive long-term risk/reward alternative for our portfolio. We have a good gross yield advantage versus our benchmark and we believe that we have good opportunities to perform even better in the long-term. As the events of 1998 have shown, short-term volatility is difficult to predict. This is a classic reason why we encourage long-term investing because it allows us to take advantage of the panic of others as we calmly adjust our positions to improve our opportunity for good returns.

---------------------------------------
            TOTAL RETURNS
For the Periods Ended December 31, 1998

                                 Average
                                  Annual
                                  Since
                     One        Inception/
                     Year     Five Years<F1>
---------------------------------------
Aquinas Fixed
Income Fund          7.17%         6.15%
---------------------------------------
Lehman Bros.
Gov't./Corp.
Bond Index           9.47%         7.31%
---------------------------------------
<F1> For the period ended December 31, 1998, the average annual since inception and the five-year returns are the same.

                       AQUINAS FIXED              LEHMAN BROS.
                           INCOME                 GOV'T./CORP.
                            FUND                   BOND INDEX
                       -------------             -------------

1994                       9,691                     9,649
1995                       11,266                    11,505
1996                       11,585                    11,840
1997                       12,574                    12,995
1998                       13,475                    14,275


This chart assumes an initial gross investment of $10,000 made on 1/3/94 (inception). Returns shown include the reinvestment of all dividends. Performance reflects fee waivers in effect. Absent fee waivers, total returns would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The Lehman Brothers Government/Corporate Bond Index includes all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues; all publicly issued debt of U.S. government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. government; and all publicly issued, fixed rate, nonconvertible, investment grade, dollar-denominated, SEC-registered corporate debt (including debt issued or guaranteed by foreign sovereign governments, municipalities, or governmental agencies, or international agencies).

AQUINAS FUNDS
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AQUINAS EQUITY INCOME FUND

This Fund seeks growth of capital and a high level of current income by investing principally in conservative income-producing equity securities (typically, dividend paying common stocks). We use two separate portfolio managers to avoid concentration of risks. We invest in a larger number of stocks than a typical equity income fund. The equity markets in 1998 were dominated by a small number of stocks. The added diversification and reduced concentrations worked against us in 1998. The Fund performed below the S&P 500 benchmark, which returned 28.58% in 1998. Most mutual funds using this benchmark did not beat it. Only 10 of the 500 stocks in the S&P 500 were responsible for almost half of the market capitalization weighted rise. Those ten stocks were Microsoft, Wal-Mart, GE, Lucent, Cisco, Intel, IBM, Dell, Merck, & Pfizer. Most of those 10 are considered growth stocks. We believe that over time our diversification and focus on dividend-paying stocks will reflect favorably in comparison with this benchmark or the performance of our peers. In the short run, we understand that the gap between growth stocks and value stocks in 1998 was very large. History shows that these differences occur in cycles and that value stocks have outperformed during their cycle. With the current length of the positive U.S. economy reaching record levels, we believe that our cautious optimism is the way to invest for the future.

---------------------------------------
            TOTAL RETURNS
For the Periods Ended December 31, 1998

                                 Average
                                  Annual
                                  Since
                     One        Inception/
                     Year     Five Years<F1>
---------------------------------------
Aquinas Equity
Income Fund          5.50%        16.44%
---------------------------------------
S&P 500
Stock Index         28.58%        24.09%
---------------------------------------
<F1> For the period ended December 31, 1998, the average annual since inception and the five-year returns are the same.

                       AQUINAS EQUITY
                           INCOME           S&P 500        LEHMAN BROS GOVT/
                            FUND          STOCK INDEX       CORP BOND INDEX
                       --------------     -----------      -----------------

1994                       9,707             10,132               9,649
1995                       13,165            13,939              11,505
1996                       15,854            17,140              11,840
1997                       20,269            22,859              12,995
1998                       21,383            29,393              14,275


This chart assumes an initial gross investment of $10,000 made on 1/3/94 (inception). Returns shown include the reinvestment of all dividends. Performance reflects fee waivers in effect. Absent fee waivers, total returns would be reduced. Past performance is not predictive of future perform ance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The S&P 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

AQUINAS FUNDS
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AQUINAS EQUITY GROWTH FUND

Our Aquinas Equity Growth Fund invests in small, medium, and large corporations. It does not require that a company pay a dividend because many of these companies have decided to reinvest in themselves rather than pay a dividend. Many of these companies are in the Russell 3000, which is an index that we use for comparison. While our fund did very well and returned 21.95%, we did not quite match the Russell 3000 Index return of 24.09%. The markets of 1998, including the Russell 3000, were heavily influenced by large capitalization growth stocks concentrated in only a few securities and industry groups such as technology. We are invested in solid companies with good long-term prospects that will continue to be rewarded by patience. We are quite pleased with our returns when we consider the roller coaster ride of 1998. Please refer to the chart below for details.

---------------------------------------
            TOTAL RETURNS
For the Periods Ended December 31, 1998

                                 Average
                                  Annual
                                  Since
                     One        Inception/
                     Year     Five Years<F1>
---------------------------------------
Aquinas Equity
Growth Fund         21.95%        18.63%
---------------------------------------
S&P 500
Stock Index         28.58%        24.09%
---------------------------------------
Russell 3000
Index               24.14%        22.28%
---------------------------------------
<F1> For the period ended December 31, 1998, the average annual since inception and the five-year returns are the same.

                 AQUINAS EQUITY
                     GROWTH                   S&P 500             RUSSELL 3000
                      FUND                  STOCK INDEX              INDEX
                 -------------             -------------          -------------

1994                 9,322                     10,132                 10,018
1995                 12,145                    13,939                 13,705
1996                 14,927                    17,140                 16,695
1997                 19,252                    22,859                 22,001
1998                 23,478                    29,393                 27,312

This chart assumes an initial gross investment of $10,000 made on 1/3/94 (inception). Returns shown include the reinvestment of all dividends. Perform ance reflects fee waivers in effect. Absent fee waivers, total returns would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The S&P 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

The Russell 3000 Index is composed of the 3,000 largest U.S. securities, as determined by total market capitalization. This portfolio of securities represents approximately 98% of the investable U.S. equity market.

AQUINAS FUNDS
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AQUINAS BALANCED FUND

The Aquinas Balanced Fund invests in both common stocks and fixed income securities. About 40% of this portfolio is invested in a style called large-cap value. This style was out of favor in 1998 as illustrated by the S&P Barra Value Index, which underperformed the S&P Barra Growth Index by 28%, the largest amount ever. This portfolio contains great companies and we believe that their value will be recognized in the near future as investors recognize that "growth momentum" has driven up the price of "growth stocks" to irrational highs in the short run. The Aquinas Balanced Fund has a long-term perspective and we are comfortable with the quality companies in our portfolio. The fixed income component of the portfolio performed reasonably well, 7.17%, versus the Lehman Brothers Government/Corporate Bond Index return of 9.47% during a time period when a major financial crisis hit the securities markets (it was nicknamed "the Asian flu"). Many investors abandoned investment-grade corporate bonds in a flight to the quality of treasury securities. Meanwhile, your investment grade portfolio had good returns and was positioned to take advantage of future opportunities for even better relative performance. We believe that our current asset allocation of 40% large-cap value, 20% small-mid cap growth, and 40% fixed income is appropriate for long term investors that desire a more moderate volatility in the portfolio.

---------------------------------------
            TOTAL RETURNS
For the Periods Ended December 31, 1998

                                 Average
                                  Annual
                                  Since
                     One        Inception/
                     Year     Five Years<F1>
---------------------------------------
Aquinas
Balanced Fund        8.46%        12.36%
---------------------------------------
Lehman Bros.
Gov't./ Corp.
Bond Index           9.47%         7.31%
---------------------------------------
S&P 500
Stock Index         28.58%        24.09%
---------------------------------------
<F1> For the period ended December 31, 1998, the average annual since inception and the five-year returns are the same.

                          AQUINAS                 LEHMAN BROS.
                          BALANCED             GOV'T./CORP.          S&P 500
                            FUND                BOND INDEX          STOCK INDEX
                       -------------          ------------         ------------

1994                       9,694                  9,649                 10,132
1995                       11,937                 11,505                13,939
1996                       13,763                 11,840                17,140
1997                       16,502                 12,995                22,859
1998                       17,899                 14,275                28,468


This chart assumes an initial gross investment of $10,000 made on 1/3/94 (inception). Returns shown include the reinvestment of all dividends. Perform-ance reflects fee waivers in effect. Absent fee waivers, total returns would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

The Lehman Brothers Government/Corporate Bond Index includes all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues; all publicly issued debt of U.S. government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. government; and all publicly issued, fixed rate, nonconvertible, investment grade, dollar-denominated, SEC-registered corporate debt (including debt issued or guaranteed by foreign sovereign governments, municipalities, or governmental agencies, or international agencies).

The S&P 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.



AQUINAS FUNDS
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FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1998


Principal
 Amount                                                          Value
--------                                                         -----

           FIXED INCOME BONDS 87.6%

           ASSET-BACKED SECURITIES 12.1%
 $ 27,029  Amresco Residential Securities
           Mortgage Loan Trust,
           6.275%, 4/25/18                             $       27,578
 850,000   Amresco Residential Securities
           Mortgage Loan Trust,
           8.075%, 4/25/26                                    892,644
 425,000   Amresco Residential Securities
           Mortgage Loan Trust,
           7.615%, 3/25/27                                    442,706
 275,000   Amresco Residential Securities
           Mortgage Loan Trust,
           7.05%, 4/25/27                                     289,597
 300,000   California Infrastructure SCE 97-1A5,
           6.28%, 9/25/05                                     309,480
 342,439   Chase Manhattan Auto Owner Trust,
           6.25%, 11/15/00                                    345,531
 525,000   First USA Credit Card Master Trust,
           5.654%, 2/17/05                                    525,000
 247,297   IMC Home Equity Loan Trust
           1997-4 A, 5.775%, 10/20/27                         247,618
 375,000   MBNA Master Credit Card Trust,
           6.60%, 11/15/04                                    394,395
 400,000   Olympic Auto Trust,
           6.625%, 12/15/02                                   410,624
 375,000   Providian Master Trust, 97-4A,
           6.25%, 6/15/07                                     380,824
 500,000   Saxon Asset Securities Trust 97-3 AF6,
           6.73%, 2/25/27                                     518,005
 375,000   UCFC Home Equity Loan Trust,
           7.825%, 1/15/28                                    393,532
                                                          -----------
                                                            5,177,534
                                                          -----------



Principal
 Amount                                                          Value
--------                                                         -----

           CORPORATE BONDS 48.1%
 $467,000  American Express Credit Corp.,
           8.50%, 6/15/99                                    $473,907
 525,000   Associates Corp. of North America,
           7.75%, 2/15/05                                     582,214
 400,000   Bear Stearns Corp.,
           6.75%, 12/15/07                                    412,520
 655,000   Bellsouth Capital Funding,
           6.04%, 11/15/26                                    677,113
 600,000   Citicorp, 8.00%, 2/1/03                            649,308
 775,000   Coca-Cola Enterprises, Inc.,
           7.00%, 10/1/26                                     863,459
 200,000   Coca-Cola Enterprises, Inc.,
           6.75%, 9/15/28                                     209,552
 600,000   Commercial Credit Co.,
           7.875%, 2/1/25                                     698,892
 420,000   Compania Telecom Chile,
           7.625%, 7/15/06                                    402,171
 400,000   Corporation Andina de Fomento,
           7.10%, 2/1/03                                      397,024
 800,000   Donaldson Lufkin Jenrette Securities
           Corp., 5.625%, 2/15/16                             802,224
 350,000   El Paso Energy Corp.,
           6.75%, 11/15/03                                    365,400
 350,000   First Maryland Bancorp,
           7.20%, 7/1/07                                      379,155
 800,000   Ford Motor Credit Co.,
           8.375%, 1/15/00                                    824,128
 629,000   General Electric Capital Corp.,
           8.30%, 9/20/09                                     759,876
 600,000   General Motors Acceptance Corp.,
           8.875%, 6/1/10                                     745,080
 400,000   Global Marine, Inc.,
           7.125%, 9/1/07                                     417,180
 550,000   Grand Metropolitan Investment PLC,
           7.45%, 4/15/35                                     620,185
 650,000   Heller Financial, Inc.,
           6.25%, 3/1/01                                      658,268

AQUINAS FUNDS
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FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
DECEMBER 31, 1998


Principal
 Amount                                                          Value
--------                                                         -----

           CORPORATE BONDS 48.1% (CONT'D.)
 $850,000  Household Finance Corp.,
           7.125%, 4/30/99                               $    855,246
 190,000   Lasmo, Inc.,
           7.30%, 11/15/27                                    176,003
 890,000   Lehman Brothers Hldg., Inc.,
           8.80%, 3/1/15                                      978,982
 400,000   Lockheed Martin Corp.,
           6.85%, 5/15/01                                     411,308
 830,000   Motorola, Inc.,
           6.50%, 9/1/25                                      879,261
 350,000   Nabisco, Inc.,
           7.55%, 6/15/15                                     354,711
 700,000   NationsBank Corp.,
           8.57%, 11/15/24                                    873,250
 590,000   New Jersey Bell Telephone Co.,
           7.85%, 11/15/29                                    714,065
 500,000   Norwest Financial, Inc.,
           6.00%, 8/1/99                                      503,030
 380,000   Penney (J.C.) & Co., Inc.,
           7.40%, 4/1/37                                      413,964
 385,000   Rodamco NV,
           7.30%, 5/15/05                                     408,042
 400,000   Rollins Truck Leasing Corp.,
           7.00%, 3/15/01                                     409,120
 420,000   Tenneco, Inc.,
           8.075%, 10/1/02                                    446,704
 400,000   Transamerica Financial Corp.,
           6.125%, 11/1/01                                    400,416
 880,000   WMX Technologies, Inc.,
           6.65%, 5/15/05                                     912,287
 900,000   Xerox Corp.,
           5.875%, 6/15/37                                    923,589
                                                         ------------
                                                           20,597,634
                                                         ------------

           U.S. GOVERNMENT AGENCIES 8.1%
 488,515   FHLMC, Pool 555316,
           9.00%, 6/1/19                                      518,436


Principal
 Amount                                                          Value
--------                                                         -----

           U.S. GOVERNMENT AGENCIES 8.1% (CONT'D.)
$380,000   FNMA, 6.00%, 5/15/08                          $    401,991
 350,000   FNR 1998-17,
           6.50%, 1/18/26                                     354,704
 500,000   Freddie Mac 2108-QA,
           6.25%, 12/15/28                                    507,559
 300,000   GNMA, 1998-22PD,
           6.50%, 9/20/28                                     300,300
 433,576   GN Platinum #780904,
           9.50%, 7/15/18                                     468,263
 275,000   Guaranteed Export Certificates,
           6.28%, 6/15/04                                     283,181
 600,000   Tennessee Valley Authority,
           6.235%, 7/15/45                                    629,832
                                                         ------------
                                                            3,464,266
                                                         ------------

           U.S. TREASURY OBLIGATIONS 19.3%
   385,000 U.S. Treasury Bond,
           8.875%, 8/15/17                                    542,296
   530,000 U.S. Treasury Bond,
           8.00%, 11/15/21                                    708,463
   600,000 U.S. Treasury Note,
           5.875%, 1/31/99                                    600,648
 1,000,000 U.S. Treasury Note,
           5.00%, 2/15/99                                   1,000,590
    40,000 U.S. Treasury Note,
           6.50%, 5/31/02                                      42,251
 1,235,000 U.S. Treasury Note,
           6.25%, 6/30/02                                   1,296,330
   755,000 U.S. Treasury Note,
           7.50%, 2/15/05                                     864,384
 2,000,000 U.S. Treasury Note,
           7.00%, 7/15/06                                   2,282,140
   320,000 U.S. Treasury Note,
           5.625%, 5/15/08                                    341,488
   270,000 U.S. Treasury Strips, 2/15/20                       83,948
 1,860,000 U.S. Treasury Strips, 11/15/21                     529,709
                                                         ------------
                                                            8,292,247
                                                         ------------


AQUINAS FUNDS
--------------------------------------------------------------------------------
FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
DECEMBER 31, 1998


Principal
 Amount                                                          Value
--------                                                         -----

           Total Fixed Income Bonds
           (cost $36,458,831)                             $37,531,681
                                                         ------------

           SHORT-TERM INVESTMENTS 11.2%

$1,000,000 Associates Corp., Commercial Paper,
           5.34%, 1/8/99                                    1,000,000
 600,000   GMAC Commercial Paper,
           5.80%, 1/6/99                                      600,000
 3,192,680 UMB Bank, n.a., Money Market
           Fiduciary, Demand Deposit, 3.41%                 3,192,680
                                                         ------------

           Total Short-term Investments
           (cost $4,792,680)                                4,792,680
                                                         ------------

           Total Investments 98.8%
           (cost $41,251,511)                              42,324,361

           Other Assets
           less Liabilities 1.2%                              540,736
                                                         ------------

           Net Assets 100.0%                              $42,865,097
                                                         ============

           See notes to financial statements.


AQUINAS FUNDS
-------------------------------------------------------------------------------
EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1998


 Number
of Shares                                                       Value
----------                                                      -----

           COMMON STOCKS 94.9%

           AEROSPACE 1.6%
  12,200   Lockheed Martin Corp.                          $ 1,033,950
                                                         ------------

           APPAREL 2.7%
  13,300   VF Corp.                                           623,438
  43,800   The Warnaco Group, Inc.                          1,105,950
                                                         ------------
                                                            1,729,388
                                                         ------------

           AUTOMOTIVE RELATED
           INDUSTRIES 4.2%
  34,700   Dana Corp.                                       1,418,363
  11,200   Ford Motor Co.                                     657,300
  18,500   Tenneco, Inc.                                      630,156
                                                         ------------
                                                            2,705,819
                                                         ------------

           BANKING 7.8%
   6,400   Bankers Trust New York Corp.                       546,800
  13,200   Chase Manhattan Corp.                              898,425
  16,000   First Union Corp.                                  973,000
  25,100   PNC Bank Corp.                                   1,358,538
  28,000   Union Planters Corp.                             1,268,750
                                                         ------------
                                                            5,045,513
                                                         ------------

           BREWERIES 1.0%
  10,100   Anheuser-Busch Cos., Inc.                          662,813
                                                         ------------

           BUILDING MATERIALS 0.9%
   9,300   Armstrong World Industries, Inc.                   560,906
                                                         ------------

           BUSINESS SERVICES 2.2%
  45,200   First Data Corp.                                 1,432,275
                                                         ------------

           CHEMICALS 5.7%
  37,400   B. F. Goodrich Co.                               1,341,725
   6,800   Dow Chemical Co.                                   618,375
  19,200   Mallinckrodt, Inc.                                 591,600

 Number
of Shares                                                       Value
----------                                                      -----

           CHEMICALS 5.7% (CONT'D.)
  12,900   Union Carbide Corp.                           $    548,250
  21,600   Westvaco Corp.                                     579,150
                                                         ------------
                                                            3,679,100
                                                         ------------

           COMPUTER EQUIPMENT 1.6%
   5,500   International Business Machines
           Corp.                                            1,016,125
                                                         ------------

           COMPUTER SERVICES 2.4%
  31,600   Electronic Data Systems Corp.                    1,587,900
                                                         ------------

           CONSUMER PRODUCTS 0.9%
  14,900   American Greetings Corp., Class A                  611,831
                                                         ------------

           CONSUMER SERVICES 1.6%
  39,916   Jostens, Inc.                                    1,045,300
                                                         ------------

           DRUGS 0.9%
  10,200   American Home Products Corp.                       574,388
                                                         ------------

           ELECTRIC UTILITIES 3.6%
  18,400   Allegheny Energy, Inc.                             634,800
  18,700   Baltimore Gas & Electric Co.                       577,363
  13,000   DTE Energy Co.                                     557,375
   8,810   Duke Energy Corp.                                  564,391
                                                         ------------
                                                            2,333,929
                                                         ------------

           ELECTRONIC PRODUCTS 0.9%
  15,500   Hubbell, Inc., Class B                             589,000
                                                         ------------

           FINANCIAL SERVICES 5.1%
  19,000   A.G. Edwards, Inc.                                 707,750
  17,400   Marsh & McLennan Cos., Inc.                      1,016,813
  33,200   SLM Holding Corp.                                1,593,600
                                                         ------------
                                                            3,318,163
                                                         ------------

AQUINAS FUNDS
--------------------------------------------------------------------------------
EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
DECEMBER 31, 1998

 Number
of Shares                                                       Value
----------                                                      -----
           FOOD 2.2%
  22,800   Supervalu, Inc.                               $    638,400
  29,100   Sysco Corp.                                        798,431
                                                         ------------
                                                            1,436,831
                                                         ------------

           FORESTRY 1.0%
  26,100   Georgia-Pacific Corp. (Timber Group)               621,506
                                                         ------------

           FUNERAL SERVICES 1.8%
  31,600   Service Corp. International                      1,202,775
                                                         ------------

           HEALTH CARE PRODUCTS 1.0%
   9,700   Baxter International, Inc.                         623,831
                                                         ------------

           HOLDING COMPANIES 3.1%
  15,000   Public Service Enterprise Group, Inc.              600,000
  48,400   RJR Nabisco Holdings Corp.                       1,436,875
                                                         ------------
                                                            2,036,875
                                                         ------------

           HOSPITAL MANAGEMENT AND
           SERVICES 1.4%
  13,500   Columbia/HCA Healthcare Corp.                      334,125
  23,200   Tenet Healthcare Corp. <F1>                        609,000
                                                         ------------
                                                              943,125
                                                         ------------

           INSURANCE 3.7%
   8,400   CIGNA Corp.                                        649,425
  17,800   MBIA, Inc.                                       1,167,012
  14,900   Ohio Casualty Corp.                                612,762
                                                         ------------
                                                            2,429,199
                                                         ------------

           MINING 1.4%
  20,000   Newmont Mining Corp.                               361,250
  10,900   Phelps Dodge Corp.                                 554,537
                                                         ------------
                                                              915,787
                                                         ------------

           NATURAL GAS UTILITIES 3.4%
  28,300   El Paso Energy Corp.                               985,194
  14,200   NICOR, Inc.                                        599,950


 Number
of Shares                                                       Value
----------                                                      -----
           NATURAL GAS UTILITIES 3.4% (CONT'D.)
  15,600   Peoples Energy Corp.                          $    622,050
                                                         ------------
                                                            2,207,194
                                                         ------------

           OFFICE EQUIPMENT 0.9%
  15,200   Harris Corp.                                       556,700
                                                         ------------

           OIL AND GAS 8.9%
   9,500   Atlantic Richfield Co.                             619,875
  20,892   Burlington Resources, Inc.                         748,195
  17,000   EVI Weatherford, Inc.<F1>                          329,375
  16,400   Kerr-McGee Corp.                                   627,300
   7,800   Mobil Corp.                                        679,575
  11,200   Repsol SA-ADR                                      611,800
  18,900   Texaco, Inc.                                       999,337
  22,700   Ultramar Diamond Shamrock Corp.                    550,475
  20,300   Williams Cos., Inc.                                633,106
                                                         ------------
                                                            5,799,038
                                                         ------------

           PAPER AND PAPER PRODUCTS 2.6%
  11,600   Bowater, Inc.                                      480,675
  14,200   Champion International Corp.                       575,100
  11,800   Kimberly-Clark Corp.                               643,100
                                                         ------------
                                                            1,698,875
                                                         ------------

           PRINTING AND PUBLISHING 1.0%
  17,300   Deluxe Corp.                                       632,531
                                                         ------------

           REAL ESTATE 0.9%
  41,000   HRPT Properties Trust                              576,563
                                                         ------------

           RETAIL 1.8%
  21,600   Intimate Brands, Inc.                              645,300
  10,700   Penney (J.C.) Co., Inc.                            501,562
                                                         ------------
                                                            1,146,862
                                                         ------------

           SEMICONDUCTORS 4.8%
  14,500   Intel Corp.                                      1,719,156

AQUINAS FUNDS
-------------------------------------------------------------------------------
EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
DECEMBER 31, 1998


 Number
of Shares                                                       Value
----------                                                      -----

           SEMICONDUCTORS 4.8% (CONT'D.)
  16,600   Texas Instruments, Inc.                       $  1,420,337
                                                         ------------
                                                            3,139,493
                                                         ------------

           STEEL/IRON 0.8%
  22,900   USX-U.S. Steel Group, Inc.                         526,700
                                                         ------------

           TECHNOLOGY 1.1%
  27,800   Pall Corp.                                         703,688
                                                         ------------

           TELECOMMUNICATIONS 6.5%
  11,000   Bell Atlantic Corp.                                624,937
  27,600   GTE Corp.                                        1,861,275
  20,000   SBC Communications, Inc.                         1,072,500
   9,900   US West Communications Group                       639,787
                                                         ------------
                                                            4,198,499
                                                         ------------

           TEXTILES 1.0%
  15,000   Springs Industries, Inc., Class A                  621,563
                                                         ------------

           TRANSPORTATION 1.0%
  17,000   GATX Corp.                                         643,875
                                                         ------------

           WASTE DISPOSAL 1.5%
  21,260   Waste Management, Inc.                             991,248
                                                         ------------

           Total Common Stocks
           (cost $51,525,957)                             $61,579,158
                                                         ------------

Principal
 Amount                                                         Value
----------                                                      -----

           CONVERTIBLE BONDS 0.9%

$  610,000 Quantum Corp.,
           7.00%, 8/1/04
           (cost $610,000)                              $     587,125
                                                         ------------

           SHORT-TERM INVESTMENTS 4.1%

2,623,074  UMB Bank, n.a., Money Market
           Fiduciary, Demand Deposit, 3.41%
           (cost $2,623,074)                                2,623,074
                                                         ------------
           Total Investments 99.9%
           (cost $54,759,031)     64,789,357

           Other Assets
           less Liabilities 0.1%                               87,407
                                                         ------------

           Net Assets 100.0%                              $64,876,764
                                                         ============

           <F1>Non-income producing security
           See notes to financial statements.

AQUINAS FUNDS
--------------------------------------------------------------------------------
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1998


 Number
of Shares                                                       Value
----------                                                      -----

           COMMON STOCKS 92.7%

           ADVERTISING 0.6%
   5,000   Omnicom Group, Inc.                           $    290,000
                                                        -------------
           AEROSPACE 0.9%
   9,600   Orbital Sciences Corp.<F1>                         424,800
                                                        -------------
           BANKING 3.3%
   3,055   BankAmerica Corp.                                  183,682
  20,295   Charter One Financial, Inc.                        563,186
   2,700   Chase Manhattan Corp.                              183,769
   5,300   First Union Corp.                                  322,306
   2,300   Northern Trust Corp.                               200,819
   1,650   Providian Financial Corp.                          123,750
                                                        -------------
                                                            1,577,512
                                                        -------------

           BUSINESS SERVICES 9.3%
   3,500   CSG Systems International, Inc.<F1>                276,500
  14,500   Concord EFS, Inc.<F1>                              614,437
  19,500   Fiserv, Inc.<F1>                                 1,003,031
   9,800   The Metzler Group, Inc.<F1>                        477,137
  18,527   NOVA Corp.<F1>                                     642,655
  13,475   Paychex, Inc.                                      693,120
   6,600   Quintiles Transnational Corp.<F1>                  352,275
  12,200   United Stationers, Inc.<F1>                        317,200
                                                        -------------
                                                            4,376,355
                                                        -------------

           COMMUNICATIONS 1.9%
   2,300   ALLTEL Corp.                                       137,569
   5,100   Cisco Systems, Inc.<F1>                            473,344
   6,000   Qwest Communications
           International, Inc.<F1>                            300,000
                                                        -------------
                                                              910,913
                                                        -------------

           COMPUTER HARDWARE 0.8%
   8,800   Compaq Computer Corp.                              369,050
                                                        -------------

 Number
of Shares                                                       Value
----------                                                      -----

           COMPUTER SERVICES 5.8%
   1,600   America Online, Inc.<F1>                      $    256,000
   3,800   Automatic Data Processing, Inc.                    304,712
  10,400   Data Processing Resources Corp.<F1>                304,200
   3,900   IMS Health, Inc.                                   294,206
   2,200   Infoseek Corp.<F1>                                 108,625
  18,200   Sungard Data Systems, Inc.<F1>                     722,313
  11,600   Transaction Systems Architects, Inc.<F1>           580,000
   4,900    Unisys Corp.<F1>                                  168,744
                                                        -------------
                                                            2,738,800
                                                        -------------

           COMPUTER SOFTWARE 4.0%
   4,000   BMC Software, Inc.<F1>                             178,250
   4,200   Computer Associates
           International, Inc.                                179,025
   4,400   Compuware Corp.<F1>                                343,750
   5,700   Microsoft Corp.<F1>                                790,519
   6,000   Network Associates, Inc.<F1>                       397,500
                                                        -------------
                                                            1,889,044
                                                        -------------

           DRUGS 4.6%
   3,400   Biogen, Inc.<F1>                                   282,200
   3,200   Genentech, Inc.<F1>                                255,000
   9,500   Jones Pharma, Inc.                                 346,750
   2,600   Merck & Co., Inc.                                  383,987
   3,300   Pfizer, Inc.                                       413,944
   9,000   Schering-Plough Corp.                              497,250
                                                        -------------
                                                            2,179,131
                                                        -------------

           ELECTRONIC PRODUCTS 1.6%
  13,000   ANTEC Corp.<F1>                                    261,625
  25,600   Harmonic Lightwaves, Inc.<F1>                      480,000
                                                        -------------
                                                              741,625
                                                        -------------

           ELECTRONICS 1.4%
   6,400   General Electric Co.                               653,200
                                                        -------------

AQUINAS FUNDS
--------------------------------------------------------------------------------
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
DECEMBER 31, 1998


 Number
of Shares                                                       Value
----------                                                      -----

           ENTERTAINMENT 1.0%
   6,600   Time Warner, Inc.                             $    409,612
   3,000   Walt Disney (The) Co.                               90,000
                                                        -------------
                                                              499,612
                                                        -------------

           FINANCIAL SERVICES 6.7%
  17,200   AmeriCredit Corp.<F1>                              237,575
   4,800   Countrywide Credit Industries, Inc.                240,900
   7,400   Federal National Mortgage Assn.                    547,600
  13,400   Finova Group, Inc.                                 722,763
  14,000   HealthCare Financial Partners, Inc.<F1>            555,625
   9,866   Metris Cos., Inc.                                  496,383
   4,750   SunAmerica, Inc.                                   385,344
                                                        -------------
                                                            3,186,190
                                                        -------------

           FOOD 2.5%
   4,300   Bestfoods                                          228,975
   2,000   Coca-Cola Company                                  133,750
   4,800   H.J. Heinz Co.                                     271,800
   9,400   Safeway, Inc.<F1>                                  572,813
                                                        -------------
                                                            1,207,338
                                                        -------------

           HEALTH CARE PRODUCTS 5.7%
   6,000   Abbott Laboratories                                294,000
   8,200   Biomet, Inc.                                       330,050
   3,400   Eli Lilly & Co.                                    302,175
   2,600   Guidant Corp.                                      286,650
   8,000   Henry Schein, Inc.<F1>                             358,000
   3,100   Medtronic, Inc.                                    230,175
   9,000   Mylan Laboratories, Inc.                           283,500
  17,500   Omnicare, Inc.                                     608,125
                                                        -------------
                                                            2,692,675
                                                        -------------

           HOME FURNISHINGS 1.6%
  10,000   Furniture Brands International, Inc.<F1>           272,500
   8,000   Miller (Herman), Inc.                              215,000
   8,900   WestPoint Stevens, Inc.<F1>                        280,906
                                                        -------------
                                                              768,406
                                                        -------------

 Number
of Shares                                                       Value
----------                                                      -----

           HOSPITAL MANAGEMENT AND
           SERVICES 0.7%
  14,250   Health Management Associates<F1>              $    308,156
                                                        -------------
           HOUSEHOLD PRODUCTS 1.4%
   3,300   Clorox Co.                                         385,481
   3,200   Procter & Gamble Co.                               292,200
                                                        -------------
                                                              677,681
                                                        -------------

           INFORMATION SYSTEMS 1.6%
  16,900   Affiliated Computer Services, Inc.<F1>             760,500
                                                        -------------

           INSURANCE 1.9%
   1,500   American International Group, Inc.                 144,937
  11,500   Reliastar Financial Corp.                          530,438
   3,600   UNUM Corp.                                         210,150
                                                        -------------
                                                              885,525
                                                        -------------

           Manufacturing 3.4%
  11,000   Danaher Corp.                                      597,437
  13,200   Gentex Corp.<F1>                                   264,000
   5,700   Tyco International Ltd.                            429,994
   3,800   Waters Corp.<F1>                                   331,550
                                                        -------------
                                                            1,622,981
                                                        -------------

           MEDIA 5.6%
   4,000   American Tower Corp.  118,250
  10,600   Capstar Broadcasting Corp.<F1>                     242,475
   6,800   Chancellor Media Corp.<F1>                         325,550
  10,100   Clear Channel
           Communications, Inc.<F1>                           550,450
   9,100   Infinity Broadcasting Corp.<F1>                    249,113
  26,782   Outdoor Systems, Inc.<F1>                          803,400
   6,600   SFX Entertainment, Inc.<F1>                        362,175
                                                        -------------
                                                            2,651,413
                                                        -------------

           NATURAL GAS UTILITIES 0.8%
   6,900   Columbia Energy Group                              398,475
                                                        -------------

AQUINAS FUNDS
--------------------------------------------------------------------------------
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
DECEMBER 31, 1998


 Number
of Shares                                                       Value
----------                                                      -----

           OFFICE EQUIPMENT 0.8%
   5,700   Pitney Bowes, Inc.                            $    376,556
                                                        -------------

           RESTAURANTS 2.5%
  16,200   Brinker International, Inc.<F1>                    467,775
  13,200   Starbucks Corp.<F1>                                740,850
                                                        -------------
                                                            1,208,625
                                                        -------------

           RETAIL 14.0%
   5,750   99 Cents Only Stores<F1>                           282,469
   7,900   Abercrombie & Fitch Co.<F1>                        558,925
  12,900   Bed Bath and Beyond, Inc.<F1>                      440,212
  11,300   BJ's Wholesale Club, Inc.<F1>                      523,331
   4,900   Borders Group, Inc.<F1>                            122,194
   5,325   Cardinal Health, Inc.                              404,034
   6,300   Costco Cos., Inc.<F1>                              454,781
  14,800   CSK Auto Corp.<F1>                                 394,975
  13,200   Family Dollar Stores, Inc.                         290,400
  23,000   Fingerhut Cos., Inc.                               355,063
   7,600   Fred Meyer, Inc.<F1>                               457,900
   8,100   Home Depot, Inc.                                   495,619
   3,500   Kohl's Corp.<F1>                                   215,031
   8,900   Linens 'n Things, Inc.<F1>                         352,663
   5,600   Lowe's Cos., Inc.                                  286,650
   6,800   Michaels Stores, Inc.<F1>                          123,038
   4,800   Office Depot, Inc.                                 177,300
   6,500   Rite Aid Corp.                                     322,156
   8,800   Staples, Inc._                                     384,450
                                                        -------------
                                                            6,641,191
                                                        -------------

           SEMICONDUCTORS 1.1%
   2,800   Intel Corp.                                        331,975
   4,300   Vitesse Semiconductor Corp.<F1>                    196,188
                                                        -------------
                                                              528,163
                                                        -------------

 Number
of Shares                                                       Value
----------                                                      -----

           Technology 1.4%
   4,200   EMC Corp.<F1>                                 $    357,000
   3,100   Solectron Corp.<F1>                                288,106
                                                        -------------
                                                              645,106
                                                        -------------

           TELECOMMUNICATIONS 4.7%
   5,900   Airtouch Communications, Inc.<F1>                  425,538
   7,500   AT&T Corp.                                         564,375
   2,400   Lucent Technologies, Inc.                          264,000
   8,100   MCI WorldCom, Inc.<F1>                             581,175
   6,900   SBC Communications, Inc.                           370,012
                                                        -------------
                                                            2,205,100
                                                        -------------

           TRANSPORTATION 0.6%
   8,200   Airborne Freight Corp.                             295,713
                                                        -------------


           WASTE DISPOSAL 0.5%
   5,400   Waste Management, Inc.                             251,775
                                                        -------------

           Total Common Stock
           (cost $30,962,104)                              43,961,611
                                                        -------------

AQUINAS FUNDS
-------------------------------------------------------------------------------
EQUITY GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
DECEMBER 31, 1998


Principal
 Amount                                                         Value
----------                                                      -----

           SHORT-TERM INVESTMENTS 7.0%

 $3,300,706UMB Bank, n.a., Money Market
           Fiduciary, Demand Deposit, 3.41%
           (cost $3,300,706)                             $  3,300,706
                                                        -------------

           Total Investments 99.7%
           (cost $34,262,810)                              47,262,317

           Other Assets
           less Liabilities 0.3%                              137,207
                                                        -------------

           Net Assets 100.0%                              $47,399,524
                                                        =============


           <F1>Non-income producing security
           See notes to financial statements.


AQUINAS FUNDS
--------------------------------------------------------------------------------
BALANCED FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1998


 Number
of Shares                                                       Value
----------                                                      -----

           COMMON STOCKS 58.6%

           AEROSPACE 1.1%
   2,200   Lockheed Martin Corp.                         $    186,450
   2,600   Orbital Sciences Corp.<F1>                         115,050
                                                        -------------
                                                              301,500
                                                        -------------

           APPAREL 0.9%
   2,000   VF Corp.                                            93,750
   6,200   The Warnaco Group, Inc.                            156,550
                                                        -------------
                                                              250,300
                                                        -------------

           AUTOMOTIVE RELATED
           INDUSTRIES 1.6%
   5,800   Dana Corp.                                         237,075
   1,600   Ford Motor Co.                                      93,900
   2,900   Tenneco, Inc.                                       98,781
                                                        -------------
                                                              429,756
                                                        -------------

           BANKING 3.6%
   1,100   Bankers Trust New York Corp.                        93,981
   5,460   Charter One Financial, Inc.                        151,515
   1,900   Chase Manhattan Corp.                              129,319
   3,000   First Union Corp.                                  182,437
   3,900   PNC Bank Corp.                                     211,087
   4,400   Union Planters Corp.                               199,375
                                                        -------------
                                                              967,714
                                                        -------------

           BREWERIES 0.4%
   1,500   Anheuser-Busch Cos., Inc.                           98,438
                                                        -------------

           BUILDING MATERIALS 0.3%
   1,500   Armstrong World Industries, Inc.                    90,469
                                                        -------------

           BUSINESS SERVICES 4.4%
   1,100   CSG Systems International, Inc.<F1>                 86,900
   3,000   Concord EFS, Inc.<F1>                              127,125
   6,800   First Data Corp.                                   215,475

 Number
of Shares                                                       Value
----------                                                      -----

           BUSINESS SERVICES 4.4% (CONT'D.)
   4,000   Fiserv, Inc.<F1>                              $    205,750
   2,700   The Metzler Group, Inc.<F1>                        131,456
   5,117   NOVA Corp.<F1>                                     177,496
   3,682   Paychex, Inc.                                      189,393
   2,000   United Stationers, Inc.<F1>                         52,000
                                                        -------------
                                                            1,185,595
                                                        -------------

           CHEMICALS 2.3%
   6,400   B. F. Goodrich Co.                                 229,600
   1,000   Dow Chemical Co.                                    90,938
   3,300   Mallinckrodt, Inc.                                 101,681
   2,200   Union Carbide Corp.                                 93,500
   3,500   Westvaco Corp.                                      93,844
                                                        -------------
                                                              609,563
                                                        -------------

           COMPUTER EQUIPMENT 0.5%
     800   International Business
           Machines Corp.                                     147,800
                                                        -------------

           COMPUTER SERVICES 2.8%
   3,000   Data Processing Resources Corp.<F1>                 87,750
   5,300   Electronic Data Systems Corp.                      266,325
     600   Infoseek Corp.<F1>                                  29,625
   5,300   Sungard Data Systems, Inc.<F1>                     210,344
   3,200   Transaction Systems Architects, Inc.<F1>           160,000
                                                        -------------
                                                              754,044
                                                        -------------

           CONSUMER PRODUCTS 0.3%
   2,300   American Greetings Corp., Class A                   94,444
                                                        -------------

           CONSUMER SERVICES 0.6%
   6,368   Jostens, Inc.                                      166,762
                                                        -------------

           DRUGS 0.7%
   1,800   American Home Products Corp.                       101,363
   2,700   Jones Pharma, Inc.                                  98,550
                                                        -------------
                                                              199,913
                                                        -------------


AQUINAS FUNDS
--------------------------------------------------------------------------------
BALANCED FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
DECEMBER 31, 1998


 Number
of Shares                                                       Value
----------                                                      -----

           ELECTRIC UTILITIES 1.5%
   2,900   Allegheny Energy, Inc.                        $    100,050
   3,100   Baltimore Gas & Electric Co.                        95,713
   2,400   DTE Energy Co.                                     102,900
   1,586   Duke Energy Corp.                                  101,603
                                                        -------------
                                                              400,266
                                                        -------------

           ELECTRONIC PRODUCTS 1.1%
   3,800   ANTEC Corp.<F1>                                     76,475
   7,000   Harmonic Lightwaves, Inc.<F1>                      131,250
   2,500   Hubbell, Inc., Class B                              95,000
                                                        -------------
                                                              302,725
                                                        -------------

           FINANCIAL SERVICES 4.2%
   3,500   A.G. Edwards, Inc.                                 130,375
   4,700   AmeriCredit Corp.<F1>                               64,919
   3,000   Finova Group, Inc.                                 161,812
   4,000   HealthCare Financial Partners, Inc.<F1>            158,750
   3,400   Marsh & McLennan Cos., Inc.                        198,687
   2,746   Metris Cos., Inc.                                  138,158
   6,100   SLM Holding Corp.                                  292,800
                                                        -------------
                                                            1,145,501
                                                        -------------

           FOOD 0.9%
   3,600   Supervalu, Inc.                                    100,800
   4,900   Sysco Corp.                                        134,444
                                                        -------------
                                                              235,244
                                                        -------------

           FORESTRY 0.4%
   4,200   Georgia-Pacific Corp. (Timber Group)               100,013
                                                        -------------

           FUNERAL SERVICES 0.8%
   5,500   Service Corp. International                        209,344
                                                        -------------

           HEALTH CARE PRODUCTS 1.7%
   1,900   Baxter International, Inc.                         122,194
   2,200   Henry Schein, Inc.<F1>                              98,450
   2,500   Mylan Laboratories, Inc.                            78,750

 Number
of Shares                                                       Value
----------                                                      -----

           HEALTH CARE PRODUCTS 1.7% (CONT'D.)
   4,500   Omnicare, Inc.                                $    156,375
                                                        -------------
                                                              455,769
                                                        -------------

           HOLDING COMPANIES 1.2%
   2,700   Public Service Enterprise Group, Inc.              108,000
   7,000   RJR Nabisco Holdings Corp.                         207,812
                                                        -------------
                                                              315,812
                                                        -------------

           HOME FURNISHINGS 0.9%
   3,000   Furniture Brands International, Inc.<F1>            81,750
   2,300   Miller (Herman), Inc.                               61,812
   3,100   WestPoint Stevens, Inc.<F1>                         97,844
                                                        -------------
                                                              241,406
                                                        -------------

           HOSPITAL MANAGEMENT
           AND SERVICES 0.6%
   2,400   Columbia/HCA Healthcare Corp.                       59,400
   4,100   Tenet Healthcare Corp.<F1>                         107,625
                                                        -------------
                                                              167,025
                                                        -------------

           INFORMATION SYSTEMS 0.6%
   3,600   Affiliated Computer Services, Inc.<F1>             162,000
                                                        -------------

           INSURANCE 2.0%
   1,400   CIGNA Corp.                                        108,237
   2,800   MBIA, Inc.                                         183,575
   2,200   Ohio Casualty Corp.                                 90,475
   3,200   Reliastar Financial Corp.                          147,600
                                                        -------------
                                                              529,887
                                                        -------------

           MANUFACTURING 1.3%
   3,200   Danaher Corp.                                      173,800
   3,700   Gentex Corp.<F1>                                    74,000
   1,300   Waters Corp.<F1>                                   113,425
                                                        -------------
                                                              361,225
                                                        -------------

           MEDIA 2.8%
   1,100   American Tower Corp.                                32,519



AQUINAS FUNDS
-------------------------------------------------------------------------------
BALANCED FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
DECEMBER 31, 1998
 Number
of Shares                                                       Value
----------                                                      -----

           MEDIA 2.8% (CONT'D.)
   3,900   Capstar Broadcasting Corp.<F1>               $      89,212
   2,000   Chancellor Media Corp.<F1>                          95,750
   3,000   Clear Channel Communications, Inc.<F1>             163,500
   2,600   Infinity Broadcasting, Corp.<F1>                    71,175
   6,768   Outdoor Systems, Inc.<F1>                          203,040
   1,800   SFX Entertainment, Inc.<F1>                         98,775
                                                        -------------
                                                              753,971
                                                        -------------

           MINING 0.3%
   1,800   Phelps Dodge Corp.                                  91,575
                                                        -------------

           NATURAL GAS UTILITIES 1.3%
   4,400   El Paso Energy Corp.                               153,175
   2,500   NICOR, Inc.                                        105,625
   2,700   Peoples Energy Corp.                               107,662
                                                        -------------
                                                              366,462
                                                        -------------

           OFFICE EQUIPMENT 0.3%
   2,600   Harris Corp.                                        95,225
                                                        -------------

           OIL AND GAS 3.6%
   1,500   Atlantic Richfield Co.                              97,875
   3,660   Burlington Resources, Inc.                         131,074
   4,000   EVI Weatherford, Inc.<F1>                           77,500
   2,600   Kerr-McGee Corp.                                    99,450
   1,200   Mobil Corp.                                        104,550
   1,800   Repsol SA-ADR                                       98,325
   3,000   Texaco, Inc.                                       158,625
   4,000   Ultramar Diamond Shamrock Corp.                     97,000
   3,400   Williams Cos., Inc.                                106,037
                                                        -------------
                                                              970,436
                                                        -------------

           PAPER AND PAPER PRODUCTS 1.1%
   2,100   Bowater, Inc.                                       87,019
   2,600   Champion International Corp.                       105,300
   1,900   Kimberly-Clark Corp.                               103,550
                                                        -------------
                                                              295,869
                                                        -------------

 Number
of Shares                                                       Value
----------                                                      -----

           PRINTING AND PUBLISHING 0.4%
   2,900   Deluxe Corp.                                  $    106,031
                                                        -------------

           REAL ESTATE 0.3%
   6,500   HRPT Properties Trust                               91,406
                                                        -------------

           RESTAURANTS 0.9%
   4,100   Brinker International, Inc.<F1>                    118,387
   2,100   Starbucks Corp.<F1>                                117,862
                                                        -------------
                                                              236,249
                                                        -------------


           RETAIL 3.5%
   1,625   99 Cents Only Stores<F1>                            79,828
   1,500   Abercrombie & Fitch Co.<F1>                        106,125
   3,300   Bed Bath and Beyond, Inc.<F1>                      112,613
   2,800   BJ's Wholesale Club, Inc.<F1>                      129,675
   4,600   CSK Auto Corp.<F1>    122,763
   4,600   Fingerhut Cos., Inc.  71,013
   3,800   Intimate Brands, Inc. 113,525
   2,500   Linens 'n Things, Inc.<F1>                          99,063
   2,000   Michaels Stores, Inc.<F1>                           36,188
   1,900   Penney (J.C.) Co., Inc.                             89,063
                                                        -------------
                                                              959,856
                                                        -------------

           SEMICONDUCTORS 1.9%
   2,200   Intel Corp.                                        260,838
   3,000   Texas Instruments, Inc.                            256,688
                                                        -------------
                                                              517,526
                                                        -------------

           STEEL/IRON 0.3%
   4,000   USX-U.S. Steel Group, Inc.                          92,000
                                                        -------------
           TECHNOLOGY 0.8%
   4,900   Pall Corp.                                         124,031
   1,000   Solectron Corp.<F1>                                 92,937
                                                        -------------
                                                              216,968
                                                        -------------


AQUINAS FUNDS
--------------------------------------------------------------------------------
BALANCED FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
DECEMBER 31, 1998


 Number
of Shares                                                       Value
----------                                                      -----

           TELECOMMUNICATIONS 2.7%
   1,700   Bell Atlantic Corp.                          $      96,581
   4,600   GTE Corp.                                          310,212
   4,000   SBC Communications, Inc.                           214,500
   1,600   US West Communications Group                       103,400
                                                        -------------
                                                              724,693
                                                        -------------

           TEXTILES 0.4%
   2,500   Springs Industries, Inc., Class A                  103,594
                                                        -------------

           TRANSPORTATION 0.7%
   2,400   Airborne Freight Corp.                              86,550
   2,500   GATX Corp.                                          94,687
                                                        -------------
                                                              181,237
                                                        -------------

           WASTE DISPOSAL 0.6%
   3,400   Waste Management, Inc.                             158,525
                                                        -------------

           Total Common Stocks
           (cost $12,824,796)                              15,884,138
                                                        -------------

Principal
 Amount
----------

           FIXED INCOME BONDS 39.3%

           ASSET-BACKED SECURITIES 6.4%
$225,000   Amresco Residential Securities
           Mortgage Loan Trust,
           8.075%, 4/25/26                                    236,288
 150,000   Amresco Residential Securities
           Mortgage Loan Trust,
           7.615%, 3/25/27                                    156,249
 100,000   Amresco Residential Securities
           Mortgage Loan Trust,
           7.05%, 4/25/27                                     105,308
  80,000   California Infrastructure SCE 97-1A5,
           6.28%, 9/25/05                                      82,528
Principal
  Amount                                                        Value
----------                                                      -----

           ASSET-BACKED SECURITIES 6.4% (CONT'D.)
 $120,000  Citibank Credit Card Master Trust,
           1998-1 Class A, 5.75%, 1/15/03                $    121,304
 175,000   First USA Credit Card Master Trust,
           5.654%, 2/17/05                                    175,000
  61,824   IMC Home Equity Loan Trust 1997-4 A,
           5.775%, 10/20/27                                    61,905
 225,000   The Money Store Home Equity,
           6.90%, 7/15/38                                     228,733
 125,000   Olympic Auto Trust,
           6.625%, 12/15/02                                   128,320
 125,000   Providian Master Trust, 97-4A,
           6.25%, 6/15/07                                     126,941
 100,000   Saxon Asset Securities Trust 97-3 AF6,
           6.73%, 2/25/27                                     103,601
  50,000   UCFC Home Equity Loan Trust,
           7.825%, 1/15/28                                     52,471
 149,917   World Omni Auto Lease Securitization,
           6.18%, 11/25/03                                    152,212
                                                        -------------
                                                            1,730,860
                                                        -------------

           CORPORATE BONDS 24.9%
 225,000   Associates Corp. of North America,
           7.75%, 2/15/05                                     249,520
 120,000   Bear Stearns Corp.,
           6.75%, 12/15/07                                    123,756
 150,000   Bellsouth Capital Funding,
           6.04%, 11/15/26                                    155,064
 281,000   Coca-Cola Enterprises, Inc.,
           7.00%, 10/1/26                                     313,073
 100,000   Coca-Cola Enterprises, Inc.,
           6.75%, 9/15/28                                     104,776
 130,000   Commercial Credit Co.,
           7.875%, 2/1/25                                     151,427
 120,000   Compania Telecom Chile,
           7.625%, 7/15/06                                    114,906
 100,000   Corporation Andina de Fomento,
           7.10%, 2/1/03                                       99,256

AQUINAS FUNDS
-------------------------------------------------------------------------------
BALANCED FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
DECEMBER 31, 1998


Principal
  Amount                                                        Value
----------                                                      -----

           CORPORATE BONDS 24.9% (CONT'D.)
 $100,000  El Paso Energy Corp.,
           6.75%, 11/15/03                                $   104,400
 100,000   First Maryland Bancorp,
           7.20%, 7/1/07                                      108,330
 120,000   First Union Corp.,
           7.50%, 4/15/35                                     138,589
 125,000   First Union Corp.,
           6.55%, 10/15/35                                    130,648
 265,000   Ford Motor Credit Co.,
           6.85%, 8/15/00                                     271,026
 150,000   General Motors Acceptance Corp.,
           8.875%, 6/1/10                                     186,270
 100,000   Global Marine, Inc.,
           7.125%, 9/1/07                                     104,295
 225,000   Grand Metropolitan Investment PLC,
           7.45%, 4/15/35                                     253,712
 150,000   GTE Florida, Inc.,
           6.31%, 12/15/02                                    154,889
 200,000   Heller Financial, Inc.,
           5.625%, 3/15/00                                    200,242
 260,000   Household Finance Corp.,
           7.125%, 4/30/99                                    261,602
 250,000   IBM Credit Corp.,
           5.79%, 3/20/00                                     252,405
 100,000   Lasmo, Inc.,
           7.30%, 11/15/27                                     92,633
 255,000   Lehman Brothers Hldg., Inc.,
           8.80%, 3/1/15                                      280,495
 120,000   Lockheed Martin Corp.,
           6.85%, 5/15/01                                     123,392
 250,000   Motorola, Inc.,
           6.50%, 9/1/25                                      264,837
 100,000   Nabisco, Inc.,
           7.55%, 6/15/15                                     101,346
 150,000   NationsBank Corp.,
           8.57%, 11/15/24                                    187,125

Principal
  Amount                                                        Value
----------                                                      -----

           CORPORATE BONDS 24.9% (CONT'D.)
 $175,000  New Jersey Bell Telephone Co.,
           7.85%, 11/15/29                               $    211,799
  60,000   Norfolk Southern Corp.,
           6.95%, 5/1/02                                       62,527
 200,000   Norwest Financial, Inc.,
           6.00%, 8/1/99                                      201,212
 250,000   Penney (J.C.) & Co., Inc.,
           7.40%, 4/1/37                                      272,345
 165,000   Private Export Funding,
           5.50%, 3/15/01                                     166,850
 115,000   Rodamco NV,
           7.30%, 5/15/05                                     121,883
 150,000   Rollins Truck Leasing Corp.,
           7.00%, 3/15/01                                     153,420
 100,000   Salomon, Inc.,
           7.30%, 5/15/02                                     104,569
 130,000   Tenneco, Inc.,
           8.075%, 10/1/02                                    138,265
 250,000   Virginia Electric & Power Co.,
           9.30%, 6/9/99                                      254,190
 250,000   Wal-Mart Stores,
           6.125%, 10/1/99                                    251,712
 250,000   WMX Technologies, Inc.,
           7.10%, 8/1/26                                      263,985
                                                         ------------
                                                            6,730,771
                                                         ------------

           U.S. GOVERNMENT AGENCIES 2.9%
 167,491   FHLMC, Pool 555316,
           9.00%, 6/1/19                                      177,750
  50,000   FNMA, Series 1993-191, Class PH,
           6.00%, 5/25/08                                      50,571
 100,000   FNR 1998-17,
           6.50%, 1/18/26                                     101,344
   4,536   GNMA, Pool 031096,
           9.50%, 6/15/09                                       4,896
  96,350   GNMA, Pool 780904,
           9.50%, 7/15/18                                     104,058

AQUINAS FUNDS
-------------------------------------------------------------------------------
BALANCED FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
DECEMBER 31, 1998


Principal
  Amount                                                        Value
----------                                                      -----

           U.S. GOVERNMENT AGENCIES 2.9% (CONT'D.)
$  80,000  GNMA 1998-22 PD,
           6.50%, 9/20/28                               $      80,080
 113,235   Guaranteed Export Certificates,
           6.28%, 6/15/04                                     116,604
 150,000   Tennessee Valley Authority,
           6.235%, 7/15/45                                    157,458
                                                         ------------
                                                              792,761
                                                         ------------

           U.S. TREASURY OBLIGATIONS 5.1%
 100,000   U.S. Treasury Bond,
           8.875%, 8/15/17                                    140,856
  90,000   U.S. Treasury Bond,
           8.00%, 11/15/21                                    120,305
 315,000   U.S. Treasury Note,
           5.875%, 1/31/99                                    315,340
  80,000   U.S. Treasury Note,
           6.50%, 5/31/02                                      84,502
 275,000   U.S. Treasury Note,
           6.25%, 6/30/02                                     288,656
 130,000   U.S. Treasury Note,
           6.50%, 10/15/06                                    144,555
  80,000   U.S. Treasury Note,
           5.625%, 5/15/08                                     85,372
 690,000   U.S. Treasury Strips, 11/15/21                     196,505
                                                         ------------
                                                            1,376,091
                                                         ------------

           TOTAL FIXED INCOME BONDS
           (cost $10,318,090)                              10,630,483
                                                         ------------

           SHORT-TERM INVESTMENTS 3.6%

 150,000   GMAC Commercial Paper,
           5.80%, 1/6/99                                      150,000
 817,012   UMB Bank, n.a., Money Market
           Fiduciary, Demand Deposit, 3.41%                   817,012
                                                         ------------

           Total Short-term Investments
           (cost $967,012)                                    967,012
                                                         ------------

Principal
  Amount                                                        Value
----------                                                      -----
           Total Investments 101.5%
           (cost $24,109,898)                             $27,481,633

           Liabilities, less
           Other Assets (1.5)%                              (392,332)
                                                         ------------

           Net Assets 100.00%                             $27,089,301
                                                         ============

           <F1>Non-income producing security
           See notes to financial statements.



AQUINAS FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1998


                                 FIXED       EQUITY      EQUITY
                                INCOME       INCOME      GROWTH      BALANCED
                                 FUND         FUND        FUND         FUND
                                ------       ------      ------       ------
ASSETS:
 Investments at value
  (cost $41,251,511,
  $54,759,031,
  $34,262,810 and
  $24,109,898,
  respectively)               $42,324,361 $64,789,357  $47,262,317 $27,481,633
 Interest and dividends
  receivable                      560,852     162,649       24,357     187,758
 Receivable for securities
  sold                             14,877           _      260,460     199,815
 Prepaid expenses                   8,015       8,508        9,798       4,343
                              ----------- -----------  ----------- -----------

  Total Assets                 42,908,105  64,960,514   47,556,932  27,873,549
                              ----------- -----------  ----------- -----------

LIABILITIES:
 Payable for securities
  purchased                             _           _       96,019       8,037
 Payable to custodian                   _           _            _     731,855
 Accrued expenses                  23,550      32,424       24,268      19,006
 Accrued investment
  advisory fee                     19,458      51,326       37,121      25,350
                              ----------- -----------  ----------- -----------

  Total Liabilities                43,008      83,750      157,408     784,248
                              ----------- -----------  ----------- -----------

NET ASSETS                    $42,865,097 $64,876,764  $47,399,524 $27,089,301
                              =========== ===========  =========== ===========

NET ASSETS CONSIST OF:
 Capital stock                     $  421      $  491     $    270       $ 239
 Paid-in capital in excess
  of par                       41,779,447  53,779,822   34,266,141  23,271,749
 Undistributed net investment
  income                              567       1,842            _       1,657
 Undistributed net realized
  gain on investments              11,812   1,064,283      133,606     443,921
 Net unrealized appreciation
  on investments                1,072,850  10,030,326   12,999,507   3,371,735
                              ----------- -----------  ----------- -----------

NET ASSETS                    $42,865,097 $64,876,764  $47,399,524 $27,089,301
                              =========== ===========  =========== ===========

CAPITAL STOCK, $.0001
 PAR VALUE:
 Authorized                   125,000,000 125,000,000  125,000,000 125,000,000
 Issued and outstanding         4,208,796   4,910,086    2,698,173   2,388,295

NET ASSET VALUE,
REDEMPTION PRICE AND
OFFERING PRICE PER SHARE           $10.18      $13.21       $17.57      $11.34
                              =========== ===========  =========== ===========


See notes to financial statements.



AQUINAS FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998


                                 FIXED       EQUITY      EQUITY
                                INCOME       INCOME      GROWTH      BALANCED
                                 FUND         FUND        FUND         FUND
                                ------       ------      ------       ------
INVESTMENT INCOME:
 Interest                      $2,421,855  $  120,130  $   103,344 $   791,860
 Dividends                              _   1,744,536      179,477     317,029
 Other income                       3,800           _            _         500
                              ----------- -----------  ----------- -----------
                                2,425,655   1,864,666      282,821   1,109,389

EXPENSES:
 Investment advisory fees         232,363     653,479      396,047     290,593
 Administration and fund
  accounting fees                  64,510     108,853       65,971      48,405
 Shareholder servicing fees        37,678      48,759       39,354      35,414
 Federal and state
  registration fees                17,338      26,104       19,664       6,910
 Pricing fees                      10,492       3,043        4,443      15,374
 Audit fees                         7,556      12,200        7,354       5,895
 Custody fees                       7,161       7,949       11,132      13,468
 Other                              7,161      10,659        6,575       5,294
 Legal fees                         5,877      10,537        6,644       4,579
 Reports to shareholders            3,485       5,630        3,813       2,660
 Amortization of organization
  expenses                          2,927       2,927        2,927       2,927
 Insurance                            601         965          437         451
                              ----------- -----------  ----------- -----------

 Total expenses before waiver     397,149     891,105      564,361     431,970
 Waiver of fees                  (10,042)           _            _    (14,525)
                              ----------- -----------  ----------- -----------

  Net Expenses                    387,107     891,105      564,361     417,445
                              ----------- -----------  ----------- -----------

NET INVESTMENT INCOME (LOSS)    2,038,548     973,561    (281,540)     691,944
                              ----------- -----------  ----------- -----------

REALIZED AND UNREALIZED GAIN:
 Net realized gain on
  investments                     775,207  10,191,341    2,280,222   2,704,215
 Change in unrealized
  appreciation/depreciation
  on investments                 (56,350) (7,543,105)    6,035,532 (1,015,004)
                              ----------- -----------  ----------- -----------

  Net Gain on Investments         718,857   2,648,236    8,315,754   1,689,211
                              ----------- -----------  ----------- -----------

NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS     $2,757,405  $3,621,797   $8,034,214  $2,381,155
                              =========== ===========  =========== ===========


See notes to financial statements.



AQUINAS FUNDS

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                     FIXED INCOME            EQUITY INCOME            EQUITY GROWTH               BALANCED
                                         FUND                     FUND                     FUND                     FUND
                                         ----                     ----                     ----                     ----
                                   Year         Year        Year         Year        Year         Year        Year         Year
                                   ended       ended        ended       ended        ended       ended        ended       ended
                                 Dec. 31,     Dec. 31,    Dec. 31,     Dec. 31,    Dec. 31,     Dec. 31,    Dec. 31,     Dec. 31,
                                   1998         1997        1998         1997        1998         1997        1998         1997
                                 --------     --------    --------     --------    --------     --------    --------     --------

OPERATIONS:
  Net investment income (loss)  $2,038,548   $2,144,650    $973,561   $1,101,627  $(281,540)   $(192,777)    $691,944     $704,614
  Net realized gain on
     investments                   775,207      312,887  10,191,341    7,883,317   2,280,222    4,823,830   2,704,215    4,158,125

  Change in unrealized
     appreciation/depreciation
     on investments               (56,350)      751,968 (7,543,105)    6,152,105   6,035,532    2,770,587 (1,015,004)      341,855
                               -----------  ----------- -----------  ----------- -----------  ----------- -----------  -----------

  Net Increase in Net Assets
     Resulting from Operations   2,757,405    3,209,505   3,621,797   15,137,049   8,034,214    7,401,640   2,381,155    5,204,594
                               -----------  ----------- -----------  ----------- -----------  ----------- -----------  -----------

DISTRIBUTIONS OF:
  Net investment income        (2,027,059)  (2,134,527)   (966,627)  (1,102,951)           _            _   (686,862)    (702,886)
  Net realized gains             (645,008)            _ (9,185,806)  (7,778,616) (2,171,291)  (4,594,461) (2,293,636)  (4,125,005)
                               -----------  ----------- -----------  ----------- -----------  ----------- -----------  -----------
     Total Distributions       (2,672,067)  (2,134,527)(10,152,433)  (8,881,567) (2,171,291)  (4,594,461) (2,980,498)  (4,827,891)
                               -----------  ----------- -----------  ----------- -----------  ----------- -----------  -----------

CAPITAL SHARE TRANSACTIONS:
  Shares sold                   10,194,160   12,103,388   9,197,312   18,210,707  11,098,307   10,876,722   3,327,184    5,618,053
  Shares issued to holders
     in reinvestment of
     distributions               2,492,187    1,989,387   9,964,976    8,413,974   2,147,899    4,482,036   2,924,450    4,470,988
  Shares redeemed             (10,605,995) (11,697,340)(21,348,662) (13,470,678) (7,699,405)  (4,769,299) (7,727,423) (10,971,318)
                               -----------  ----------- -----------  ----------- -----------  ----------- -----------  -----------

     Net Increase (Decrease)     2,080,352    2,395,435 (2,186,374)   13,154,003   5,546,801   10,589,459 (1,475,789)    (882,277)
                               -----------  ----------- -----------  ----------- -----------  ----------- -----------  -----------

TOTAL INCREASE (DECREASE) IN
  NET ASSETS                     2,165,690    3,470,413 (8,717,010)   19,409,485  11,409,724   13,396,638 (2,075,132)    (505,574)

NET ASSETS:
  Beginning of period           40,699,407   37,228,994  73,593,774   54,184,289  35,989,800   22,593,162  29,164,433   29,670,007
                               -----------  ----------- -----------  ----------- -----------  ----------- -----------  -----------

  End of period                $42,865,097  $40,699,407 $64,876,764  $73,593,774 $47,399,524  $35,989,800 $27,089,301  $29,164,433
                               ===========  =========== ===========  =========== ===========  =========== ===========  ===========



See notes to financial statements.






AQUINAS FUNDS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                                FIXED INCOME
                                                                                    FUND
                                                                                    ----

                                                       Year           Year          Year            Year    Jan. 3, 1994 <F1>
                                                       ended          ended         ended           ended        through
                                                   Dec. 31, 1998  Dec. 31, 1997 Dec. 31, 1996   Dec. 31, 1995 Dec. 31, 1994
                                                   -------------  ------------- -------------   ------------- -------------
Net Asset Value, Beginning of Period                  $10.17          $9.90         $10.17          $9.24         $10.00

Income from Investment Operations:
  Net investment income                                 0.54           0.55           0.54           0.54           0.46
  Net realized and unrealized
     gains (losses) on investments                      0.17           0.27         (0.27)           0.93         (0.77)
                                                    --------       --------       --------       --------       --------
     Total from Investment Operations                   0.71           0.82           0.27           1.47         (0.31)
                                                    --------       --------       --------       --------       --------

Less Distributions:
  Dividends from net investment
     income                                           (0.54)         (0.55)         (0.54)         (0.54)         (0.45)
  Distributions from net realized gains               (0.16)              _              _              _              _
                                                    --------       --------       --------       --------       --------
     Total Distributions                              (0.70)         (0.55)         (0.54)         (0.54)         (0.45)
                                                    --------       --------       --------       --------       --------
Net Asset Value, End of Period                        $10.18         $10.17          $9.90         $10.17          $9.24
                                                    ========       ========       ========       ========       ========
Total Return <F2>                                      7.17%          8.54%          2.83%         16.26%        (3.09)%

Supplemental Data and Ratios:
  Net assets, end of period
     (in thousands)                                  $42,865        $40,699        $37,229        $35,617        $28,147
Ratio to Average Net Assets of: <F3>
  Expenses, net of waivers and reimbursements          1.00%          0.99%          1.00%          0.98%          1.00%
  Expenses, before waivers and reimbursements          1.03%          1.05%          1.03%          0.98%          1.11%
  Net investment income, net of waivers and
     reimbursements                                    5.27%          5.54%          5.44%          5.46%          4.84%
  Net investment income, before waivers and
     reimbursements                                    5.24%          5.48%          5.41%          5.46%          4.73%
Portfolio turnover rate <F2>                            120%           102%           169%           126%           139%

<F1> Commencement of operations.
<F2> Not annualized for the period from January 3, 1994 through December 31,
     1994.
<F3> Annualized for the period from January 3, 1994 through December 31, 1994.

See notes to financial statements.




AQUINAS FUNDS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                                EQUITY INCOME
                                                                                    FUND
                                                                                    ----

                                                       Year           Year          Year            Year    Jan. 3, 1994 <F1>
                                                       ended          ended         ended           ended        through
                                                   Dec. 31, 1998  Dec. 31, 1997 Dec. 31, 1996   Dec. 31, 1995 Dec. 31, 1994
                                                   -------------  ------------- -------------   ------------- -------------
Net Asset Value, Beginning of Period                  $14.89         $13.26         $11.83          $9.39         $10.00

Income from Investment Operations:
  Net investment income                                 0.23           0.26           0.23           0.28           0.32
  Net realized and unrealized
     gains (losses) on investments                      0.57           3.40           2.18           3.03         (0.61)
                                                    --------       --------       --------       --------       --------
     Total from Investment Operations                   0.80           3.66           2.41           3.31         (0.29)
                                                    --------       --------       --------       --------       --------
Less Distributions:
  Dividends from net investment
     income                                           (0.23)         (0.26)         (0.23)         (0.28)         (0.32)
  Distributions from net realized gains               (2.25)         (1.77)         (0.75)         (0.59)              _
                                                    --------       --------       --------       --------       --------
     Total Distributions                              (2.48)         (2.03)         (0.98)         (0.87)         (0.32)
                                                    --------       --------       --------       --------       --------

Net Asset Value, End of Period                        $13.21         $14.89         $13.26         $11.83          $9.39
                                                    ========       ========       ========       ========       ========
Total Return <F2>                                      5.50%         27.85%         20.43%         35.62%        (2.93)%

Supplemental Data and Ratios:
  Net assets, end of period
     (in thousands)                                  $64,877        $73,594        $54,184        $42,102        $32,217
Ratio to Average Net Assets of: <F3>
  Expenses, net of waivers and reimbursements          1.36%          1.37%          1.40%          1.37%          1.45%
  Expenses, before waivers and reimbursements          1.36%          1.37%          1.40%          1.37%          1.45%
  Net investment income, net of waivers and
     reimbursements                                    1.49%          1.74%          1.79%          2.47%          3.33%
  Net investment income, before waivers and
     reimbursements                                    1.49%          1.74%          1.79%          2.47%          3.33%
Portfolio turnover rate <F2>                             64%            42%            32%            40%           106%


<F1> Commencement of operations.
<F2> Not annualized for the period from January 3, 1994 through December 31,
     1994.
<F3> Annualized for the period from January 3, 1994 through December 31, 1994.

See notes to financial statements.


AQUINAS FUNDS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONT'D.)


                                                                                EQUITY GROWTH
                                                                                    FUND
                                                                                    ----

                                                       Year           Year          Year            Year    Jan. 3, 1994 <F1>
                                                       ended          ended         ended           ended        through
                                                   Dec. 31, 1998  Dec. 31, 1997 Dec. 31, 1996   Dec. 31, 1995 Dec. 31, 1994
                                                   -------------  ------------- -------------   ------------- -------------

Net Asset Value, Beginning of Period                  $15.12         $13.45         $12.13          $9.31         $10.00
Income from Investment Operations:
  Net investment income (loss)                        (0.10)         (0.06)         (0.06)         (0.01)           0.01
  Net realized and unrealized
     gains (losses) on investments                      3.40           3.93           2.84           2.83         (0.69)
                                                    --------       --------       --------       --------       --------
     Total from Investment Operations                   3.30           3.87           2.78           2.82         (0.68)
                                                    --------       --------       --------       --------       --------

Less Distributions:
  Dividends from net investment
     income                                                _              _              _              _         (0.01)
  Distributions from net realized gains               (0.85)         (2.20)         (1.46)              _              _
                                                    --------       --------       --------       --------       --------
     Total Distributions                              (0.85)         (2.20)         (1.46)              _         (0.01)
                                                    --------       --------       --------       --------       --------

Net Asset Value, End of Period                        $17.57         $15.12         $13.45         $12.13          $9.31
                                                    ========       ========       ========       ========       ========

Total Return <F2>                                     21.95%         28.97%         22.90%         30.29%        (6.78)%

Supplemental Data and Ratios:
  Net assets, end of period
     (in thousands)                                  $47,400        $35,990        $22,593        $15,912        $10,104
Ratio to Average Net Assets of: <F3>
  Expenses, net of waivers and reimbursements          1.42%          1.49%          1.50%          1.50%          1.50%
  Expenses, before waivers and reimbursements          1.42%          1.49%          1.54%          1.61%          1.76%
  Net investment income (loss), net of
     waivers and reimbursements                      (0.71)%        (0.66)%        (0.55)%        (0.10)%          0.14%
  Net investment income (loss) before
     waivers and reimbursements                      (0.71)%        (0.66)%        (0.59)%        (0.21)%        (0.12)%
Portfolio turnover rate <F2>                             96%           104%           112%           102%            98%

See notes to financial statements


<F1> Commencement of operations.
<F2> Not annualized for the period from January 3, 1994 through December 31,
     1994.
<F3> Annualized for the period from January 3, 1994 through December 31, 1994.



AQUINAS FUNDS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONT'D.)


                                                                                  BALANCED
                                                                                    FUND
                                                                                    ----

                                                       Year           Year          Year            Year    Jan. 3, 1994 <F1>
                                                       ended          ended         ended           ended        through
                                                   Dec. 31, 1998  Dec. 31, 1997 Dec. 31, 1996   Dec. 31, 1995 Dec. 31, 1994
                                                   -------------  ------------- -------------   ------------- -------------

Net Asset Value, Beginning of Period                  $11.58         $11.53         $11.03          $9.43         $10.00
Income from Investment Operations:
  Net investment income (loss)                          0.28           0.31           0.26           0.32           0.26
  Net realized and unrealized
     gains (losses) on investments                      0.68           1.95           1.41           1.84         (0.57)
                                                    --------       --------       --------       --------       --------
     Total from Investment Operations                   0.96           2.26           1.67           2.16         (0.31)
                                                    --------       --------       --------       --------       --------

Less Distributions:
  Dividends from net investment
     income                                           (0.28)         (0.30)         (0.26)         (0.33)         (0.26)
  Distributions from net realized gains               (0.92)         (1.91)         (0.91)         (0.23)              _
                                                    --------       --------       --------       --------       --------
     Total Distributions                              (1.20)         (2.21)         (1.17)         (0.56)         (0.26)
                                                    --------       --------       --------       --------       --------

Net Asset Value, End of Period                        $11.34         $11.58         $11.53         $11.03          $9.43
                                                    ========       ========       ========       ========       ========

Total Return <F2>                                      8.46%         19.91%         15.29%         23.14%        (3.06)%

Supplemental Data and Ratios:
  Net assets, end of period
     (in thousands)                                  $27,089        $29,164        $29,670        $26,779        $30,114
Ratio to Average Net Assets of: <F3>
  Expenses, net of waivers and reimbursements          1.44%          1.45%          1.44%          1.46%          1.49%
  Expenses, before waivers and reimbursements          1.49%          1.52%          1.49%          1.46%          1.49%
  Net investment income (loss), net of
     waivers and reimbursements                        2.38%          2.44%          2.23%          2.93%          2.75%
  Net investment income (loss), before
     waivers and reimbursements                        2.33%          2.37%          2.18%          2.93%          2.75%
Portfolio turnover rate <F2>                            102%            94%           111%           118%           111%


<F1> Commencement of operations.
<F2> Not annualized for the period from January 3, 1994 through December 31,
     1994.
<F3> Annualized for the period from January 3, 1994 through December 31, 1994.



AQUINAS FUNDS

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1998

1. ORGANIZATION
The Aquinas Funds, Inc. was incorporated on October 20, 1993 as a Maryland Corporation and is registered as a diversified open-end management investment company under the Investment Company Act of 1940. The Fixed Income, Equity Income, Equity Growth and Balanced Funds (the "Funds") are separate, diversified portfolios of The Aquinas Funds, Inc. The Funds are managed by Aquinas Investment Advisors, Inc. (the "Advisor") and commenced operations on January 3, 1994.

Costs incurred with the organization, initial registration and public offering of shares aggregating $12,959 for each of the Fixed Income, Equity Income, Equity Growth and Balanced Funds have been paid by the Funds. These costs were deferred and amortized during the period from January 1, 1994 to December 31, 1998.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

a) Investment Valuation _ Securities traded over-the-counter or on a national securities exchange are valued on the basis of market value in their principal and most representative market. Securities where the principal and most representative market is a national securities exchange are valued at the latest reported sale price on such exchange. Exchange-traded securities for which there were no transactions are valued at the latest reported bid price. Securities traded on only over-the-counter markets are valued at the latest bid prices. Debt securities (other than short-term obligations) are valued at prices furnished by a pricing service, subject to review by the Funds' Advisor and determination of the appropriate price whenever a furnished price is significantly different from the previous day's furnished price. Short-term obligations (maturing within 60 days) are valued on an amortized cost basis, which approximates value. Securities for which quotations are not readily available and other assets are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Directors.

b) Delayed Delivery Transactions - The Funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

c) Federal Income Taxes - No provision for federal income taxes has been made since the Funds have complied to date with the provisions of the Internal Revenue Code available to regulated investment companies and intend to continue to so comply in future years. During the year ended December 31, 1998, the Fixed Income Fund utilized its entire capital loss carryforward of $127,229.

d) Distributions to Shareholders - All of the Funds except the Fixed Income Fund pay dividends of net investment income quarterly. The Fixed Income Fund pays dividends of net investment income monthly. Distributions of net realized capital gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Accordingly, at December 31, 1998, reclassifications were recorded to increase (decrease) undistributed net investment income by $(13,001), $(8,254), $281,540 and $(5,372); increase accumulated net realized gain on investments by $14,405, $9,661, $375 and $6,778; and decrease paid-in capital in excess of par by $1,404, $1,407, $281,915 and $1,406 for the Fixed Income, Equity Income, Equity Growth and Balanced Funds, respectively.

For the year ended December 31, 1998, 0%, 100%, 0% and 42.95% of dividends paid from net investment income, excluding short-term capital gains, qualifies for the dividends received deduction available to corporate shareholders of the Fixed Income, Equity Income, Equity Growth and Balanced Funds, respectively.

e) Expenses - Each Fund is charged for those expenses that are directly attributable to it, such as investment advisory and custody fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

f) Other - Investment transactions are accounted for on the trade date plus one. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on an accrual basis. Premiums and discounts on securities purchased are amortized using the level yield maturity method.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Each of the Funds has entered into an agreement with the Advisor, with whom certain officers and directors of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of this agreement, the Funds will pay the Advisor a fee, computed daily and payable monthly, at the annual rate of the following percentages of average daily net assets: 0.60% for the Fixed Income Fund; and 1.00% for the Equity Income, Equity Growth and Balanced Funds.

The Advisor voluntarily agreed to reimburse its management fee to the extent that total annual operating expenses (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed 1.00% of the average daily net assets of the Fixed Income Fund and 1.50% of the average daily net assets of the Equity Income, Equity Growth and Balanced Funds, respectively, computed on a daily basis. For the year ended December 31, 1998, expenses of $10,042 were waived by the Advisor in the Fixed Income Fund.

Sunstone Financial Group, Inc. (the "Administrator") may periodically volunteer to reduce all or a portion of its administrative fee with respect to one or more of the Funds. These waivers may be terminated at any time at the Administrator's discretion. The Administrator may not seek reimbursement of such voluntarily reduced fees at a later date. The reduction of such fee will cause the yield of that Fund to be higher than it would be in the absence of such reduction. For the year ended December 31, 1998, administrative fees of $14,525 were waived in the Balanced Fund.

AQUINAS FUNDS
--------------------------------------------------------------------------------

4. CAPITAL SHARE TRANSACTIONS
Transactions in shares of the Funds for the year ended December 31, 1998, were as follows:

                                 Fixed      Equity       Equity
                                Income      Income       Growth      Balanced
                                 Fund        Fund         Fund         Fund
                                ------      ------       ------       ------

  Shares sold                    994,638     621,650      667,995     283,912
  Shares issued to holders
     in reinvestment of
     distributions               243,413     750,881      124,950     258,278
  Shares redeemed            (1,031,602) (1,405,564)    (475,806)   (672,925)
                             ----------- -----------  ----------- -----------
     Net Increase (Decrease)     206,449    (33,033)      317,139   (130,735)
                             =========== ===========  =========== ===========

Transactions in shares of the Funds for the year ended December 31, 1997, were as follows:

                                 Fixed      Equity       Equity
                                Income      Income       Growth      Balanced
                                 Fund        Fund         Fund         Fund
                                ------      ------       ------       ------

  Shares sold                  1,210,288   1,147,801      702,133     450,990
  Shares issued to holders
     in reinvestment of
     distributions               199,942     569,804      299,005     373,535
  Shares redeemed            (1,167,624)   (861,145)    (299,619)   (878,695)
                             ----------- -----------  ----------- -----------
     Net Increase (Decrease)     242,606     856,460      701,519    (54,170)
                             =========== ===========  =========== ===========

5. INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the year ended December 31, 1998, were as follows:
                                 Fixed      Equity       Equity
                                Income      Income       Growth      Balanced
                                 Fund        Fund         Fund         Fund
                                ------      ------       ------       ------

 Purchases
     U.S. Government         $31,026,955           -            -  $9,646,178
     Other                    11,204,987 $40,769,212  $37,174,441  17,933,430
 Sales
     U.S. Government          28,471,865           -            -   9,915,674
     Other                    13,809,265  49,184,924   35,717,163  20,884,201

At December 31, 1998, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes of $41,251,511, $54,795,478, $34,597,672 and $24,204,540 were as follows:

                                 Fixed      Equity       Equity
                                Income      Income       Growth      Balanced
                                 Fund        Fund         Fund         Fund
                                ------      ------       ------       ------

  Appreciation                $1,146,830 $13,210,236  $13,187,539  $3,952,255
  (Depreciation)                (73,980) (3,216,357)    (522,894)   (675,162)
                             ----------- -----------  ----------- -----------
     Net Appreciation on
     Investments              $1,072,850  $9,993,879  $12,664,645  $3,277,093
                             =========== ===========  =========== ===========

AQUINAS FUNDS

--------------------------------------------------------------------------------
Report Of Independent Public Accountants

To the Shareholders and Board of Directors of The Aquinas Funds, Inc.:

We have audited the accompanying statements of assets and liabilities of The Aquinas Funds, Inc. (a Maryland corporation, comprising the Aquinas Fixed Income Fund, Aquinas Equity Income Fund, Aquinas Equity Growth Fund, and Aquinas Balanced Fund, collectively the "Funds"), including the schedules of investments, as of December 31, 1998, and the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodians and brokers. As to securities purchased but not received, we requested confirmation from brokers and, when replies were not received, we carried out other alternative auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Aquinas Funds, Inc. as of December 31, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.



                                                   ARTHUR ANDERSEN LLP


Milwaukee, Wisconsin
January 22, 1999




(LOGO)

THE AQUINAS FUNDS, INC.
P.O. Box 419533
Kansas City, MO 64141-6533
Telephone: 1-800-423-6369

This report is submitted for the general information of shareholders of The Aquinas Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds. The prospectus includes more complete information about management fees and expenses. Please read the prospectus carefully.